Share based Payments - Schedule of outstanding options common shares (Detail)	3 Months Ended
	Mar. 31, 2026 shares $ / shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding	75,000	75,000	913,125
Options exercisable	75,000
January 20, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding	62,500
Options exercisable	62,500
Exercise price, share options granted | $ / shares	$ 16
May 11, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding	12,500
Options exercisable	12,500
Exercise price, share options granted | $ / shares	$ 16